Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Numerator:
Net loss attributable to Ku6 Media Co., Ltd. ordinary shareholders from continuing operations	(52,858,278)	(49,343,907)	(9,491,138)
Net income attributable to Ku6 Media Co., Ltd. ordinary shareholders from discontinued operations	1,348,014	—	—
Net loss attributable to Ku6 Media Co., Ltd.	(51,510,264)	(49,343,907)	(9,491,138)
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	3,096,421,097	4,265,277,638	4,901,279,176
Dilutive effect of potential ordinary shares	—	—	—
Weighted average ordinary shares outstanding for diluted calculation	3,096,421,097	4,265,277,638	4,901,279,176

Weighted-average ADS used in per basic ADS calculations	30,964,211	42,652,776	49,012,792
Dilutive effect of potential ordinary shares	—	—	—
Weighted-average ADS used in per diluted ADS calculations	30,964,211	42,652,776	49,012,792

Loss per share — basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	(0.02)	(0.01)	(0.00)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	0.00	—	—
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	(0.02)	(0.01)	(0.00)

Loss per ADS — basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	(1.71)	(1.16)	(0.19)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	0.04	—	—
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	(1.67)	(1.16)	(0.19)